Shareholder Report, Holdings (Details)	Mar. 31, 2026
Unusual Whales Subversive Democratic Trading ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Unusual Whales Subversive Democratic Trading ETF | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Unusual Whales Subversive Democratic Trading ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Unusual Whales Subversive Democratic Trading ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Unusual Whales Subversive Democratic Trading ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Unusual Whales Subversive Democratic Trading ETF | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Unusual Whales Subversive Democratic Trading ETF | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Unusual Whales Subversive Democratic Trading ETF | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Unusual Whales Subversive Democratic Trading ETF | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Unusual Whales Subversive Democratic Trading ETF | Artivion, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Unusual Whales Subversive Democratic Trading ETF | Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Unusual Whales Subversive Democratic Trading ETF | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Unusual Whales Subversive Democratic Trading ETF | Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Unusual Whales Subversive Democratic Trading ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Unusual Whales Subversive Democratic Trading ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Unusual Whales Subversive Democratic Trading ETF | Retail & Wholesale - Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Unusual Whales Subversive Democratic Trading ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Unusual Whales Subversive Democratic Trading ETF | Retail & Wholesale - Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Unusual Whales Subversive Democratic Trading ETF | Industrial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Unusual Whales Subversive Democratic Trading ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Unusual Whales Subversive Democratic Trading ETF | Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Unusual Whales Subversive Democratic Trading ETF | Consumer Discretionary Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Unusual Whales Subversive Democratic Trading ETF | Banking Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Unusual Whales Subversive Democratic Trading ETF | Consumer Discretionary Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Unusual Whales Subversive Democratic Trading ETF | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Unusual Whales Subversive Democratic Trading ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Unusual Whales Subversive Democratic Trading ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Unusual Whales Subversive Democratic Trading ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Unusual Whales Subversive Republican Trading ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Unusual Whales Subversive Republican Trading ETF | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Unusual Whales Subversive Republican Trading ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Unusual Whales Subversive Republican Trading ETF | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Unusual Whales Subversive Republican Trading ETF | iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Unusual Whales Subversive Republican Trading ETF | United Therapeutics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Unusual Whales Subversive Republican Trading ETF | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Unusual Whales Subversive Republican Trading ETF | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Unusual Whales Subversive Republican Trading ETF | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Unusual Whales Subversive Republican Trading ETF | Allstate Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Unusual Whales Subversive Republican Trading ETF | Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Unusual Whales Subversive Republican Trading ETF | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Unusual Whales Subversive Republican Trading ETF | Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Unusual Whales Subversive Republican Trading ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Unusual Whales Subversive Republican Trading ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Unusual Whales Subversive Republican Trading ETF | Retail & Wholesale - Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Unusual Whales Subversive Republican Trading ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Unusual Whales Subversive Republican Trading ETF | Retail & Wholesale - Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Unusual Whales Subversive Republican Trading ETF | Industrial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Unusual Whales Subversive Republican Trading ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Unusual Whales Subversive Republican Trading ETF | Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Unusual Whales Subversive Republican Trading ETF | Consumer Discretionary Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Unusual Whales Subversive Republican Trading ETF | Banking Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Unusual Whales Subversive Republican Trading ETF | Consumer Discretionary Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Unusual Whales Subversive Republican Trading ETF | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Unusual Whales Subversive Republican Trading ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Unusual Whales Subversive Republican Trading ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Unusual Whales Subversive Republican Trading ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Unusual Whales Subversive Republican Trading ETF | Oil & Gas Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Unusual Whales Subversive Republican Trading ETF | Exchange Traded Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Unusual Whales Subversive Republican Trading ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%